833 EAST MICHIGAN STREET, SUITE 1800 MILWAUKEE, WISCONSIN 53202-3590 Tel 414-273-3500 Fax 414-273-5198 www.GKLAW.COM

November 3, 2017

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:                         Frontier Funds, Inc.
(Registration Nos. 333-07305; 811-07685)

Ladies and Gentlemen:

On behalf of Frontier Funds, Inc. (the “Company”) in lieu of filing the forms of the Company’s Prospectuses and Statements of Additional Information for the Frontier Timpani Small Cap Growth Fund, the Frontier Netols Small Cap Value Fund, the Frontier Phocas Small Cap Value Fund, the Frontier MFG Core Infrastructure Fund, the Frontier MFG Global Equity Fund, the Frontier MFG Global Plus Fund and the Frontier Silk Invest New Horizons Fund, each a series of the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the forms of Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 107 to the Company’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 107 was filed electronically via EDGAR on October 30, 2017.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kristen A. Irgens

Kristen A. Irgens

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

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